Stockholders' Equity, Share Repurchases (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018	Aug. 31, 2018
Stockholders' Equity [Abstract]
Authorized amount of share repurchase program				$ 500
Number of shares repurchased and retired (in shares)		1,512
Shares repurchased and retired	$ 0	$ 72	$ 35
Average price of shares repurchased (in dollars per share)		$ 47.64
Common stock, par value (in dollars per share)		$ 0.01